UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-07154

Cohen & Steers Total Return Realty Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	82.1%
COMMUNICATIONS—TOWERS	3.2%
Crown Castle International Corp.		95,760	$10,660,961

REAL ESTATE	78.9%
DATA CENTERS	9.8%
CyrusOne, Inc.		141,157	8,949,354
Digital Realty Trust, Inc.		91,127	10,249,965
Equinix, Inc.		32,002	13,853,345

			33,052,664

HEALTH CARE	9.6%
HCP, Inc.		259,458	6,828,935
Healthcare Trust of America, Inc., Class A		229,399	6,118,071
National Health Investors, Inc.		35,987	2,720,257
Sabra Health Care REIT, Inc.		302,533	6,994,563
Ventas, Inc.		71,698	3,898,937
Welltower, Inc.		91,442	5,881,550

			32,442,313

HOTEL	5.4%
Host Hotels & Resorts, Inc.		364,574	7,692,511
Pebblebrook Hotel Trust		84,536	3,074,574
RLJ Lodging Trust		113,539	2,501,264
Sunstone Hotel Investors, Inc.		299,729	4,903,567

			18,171,916

INDUSTRIALS	4.9%
Prologis, Inc.		244,668	16,586,044

NET LEASE	6.1%
Agree Realty Corp.		91,187	4,843,853
EPR Properties		28,981	1,982,590
Four Corners Property Trust, Inc.		154,071	3,958,084
Gaming and Leisure Properties, Inc.		46,941	1,654,670
Spirit Realty Capital, Inc.		668,063	5,384,588
VICI Properties, Inc.		124,159	2,684,318

			20,508,103

OFFICE	9.7%
Alexandria Real Estate Equities, Inc.		40,808	5,133,238
Boston Properties, Inc.		50,429	6,207,306
Douglas Emmett, Inc.		119,896	4,522,477
Hudson Pacific Properties, Inc.		119,216	3,900,747

		Shares	Value
Kilroy Realty Corp.		106,807	$7,656,994
Vornado Realty Trust		71,913	5,249,649

			32,670,411

RESIDENTIAL	18.7%
APARTMENT	12.7%
Apartment Investment & Management Co., Class A		135,880	5,996,384
Equity Residential		84,389	5,591,615
Essex Property Trust, Inc.		59,332	14,637,798
UDR, Inc.		406,756	16,445,145

			42,670,942

MANUFACTURED HOME	3.0%
Equity LifeStyle Properties, Inc.		57,861	5,580,694
Sun Communities, Inc.		45,334	4,603,214

			10,183,908

SINGLE FAMILY	2.3%
Invitation Homes, Inc.		341,778	7,830,134

STUDENT HOUSING	0.7%
American Campus Communities, Inc.		58,918	2,425,065

TOTAL RESIDENTIAL			63,110,049

SELF STORAGE	4.2%
Extra Space Storage, Inc.		96,892	8,394,723
Life Storage, Inc.		61,589	5,860,809

			14,255,532

SHOPPING CENTERS	9.0%
COMMUNITY CENTER	4.6%
Brixmor Property Group, Inc.		333,276	5,835,663
Regency Centers Corp.		86,645	5,603,332
Weingarten Realty Investors		140,982	4,195,624

			15,634,619

REGIONAL MALL	4.4%
Simon Property Group, Inc.		82,918	14,655,757

TOTAL SHOPPING CENTERS			30,290,376

SPECIALTY	1.5%
Iron Mountain, Inc.		38,867	1,341,689

		Shares	Value
Lamar Advertising Co., Class A		45,470	$3,537,566

			4,879,255

TOTAL REAL ESTATE			265,966,663

TOTAL COMMON STOCK (Identified cost—$201,883,440)			276,627,624

PREFERRED SECURITIES—$25 PAR VALUE	13.5%
BANKS	0.4%
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a)		35,000	920,500
Regions Financial Corp., 6.375% to 9/15/24, Series B(b),(c)		20,000	530,200

			1,450,700

FINANCIAL—INVESTMENT BANKER/BROKER	0.3%
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(c)		40,000	1,068,800

REAL ESTATE	12.8%
DIVERSIFIED	1.5%
Colony Capital, Inc., 8.75%, Series E(c)		59,180	1,516,192
Colony Capital, Inc., 7.15%, Series I(c)		21,000	477,960
EPR Properties, 5.75%, Series G(c)		17,000	395,080
Investors Real Estate Trust, 6.625%, Series C(c)		19,695	487,451
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(c)		11,300	559,237
National Retail Properties, Inc., 5.70%, Series E(c)		32,000	766,720
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(c)		35,135	899,456

			5,102,096

HOTEL	2.3%
Ashford Hospitality Trust, Inc., 7.375%, Series F(c)		43,000	1,032,860
Ashford Hospitality Trust, Inc., 7.375%, Series G(c)		24,463	590,781
Ashford Hospitality Trust, Inc., 7.50%, Series H(c)		20,000	490,200
Ashford Hospitality Trust, Inc., 7.50%, Series I(c)		30,000	729,630
Hersha Hospitality Trust, 6.50%, Series D(c)		23,937	554,620
Hersha Hospitality Trust, 6.50%, Series E(c)		10,348	238,832
LaSalle Hotel Properties, 6.30%, Series J(c)		38,944	948,676
Summit Hotel Properties, Inc., 6.45%, Series D(c)		26,000	635,180
Summit Hotel Properties, Inc., 6.25%, Series E(c)		37,131	876,291
Sunstone Hotel Investors, Inc., 6.95%, Series E(c)		35,000	907,900

		Shares	Value
Sunstone Hotel Investors, Inc., 6.45%, Series F(c)		26,825	$675,588

			7,680,558

INDUSTRIALS	1.3%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		35,000	838,250
PS Business Parks, Inc., 5.75%, Series U(c)		39,173	967,573
PS Business Parks, Inc., 5.70%, Series V(c)		35,000	861,350
Rexford Industrial Realty, Inc., 5.875%, Series A(c)		41,973	1,038,412
STAG Industrial, Inc., 6.875%, Series C(c)		28,000	729,400

			4,434,985

NET LEASE	1.4%
Spirit Realty Capital, Inc., 6.00%, Series A(c)		42,667	972,808
VEREIT, Inc., 6.70%, Series F(c)		144,711	3,596,068

			4,568,876

OFFICE	0.5%
Equity Commonwealth, 6.50%, Series D(c)		21,000	550,200
SL Green Realty Corp., 6.50%, Series I(c)		47,492	1,189,200

			1,739,400

RESIDENTIAL	1.3%
APARTMENT	0.4%
Apartment Investment & Management Co., 6.875%(c)		23,456	606,338
Bluerock Residential Growth REIT, Inc., 8.25%, Series A(c)		34,725	895,165

			1,501,503

MANUFACTURED HOME	0.2%
UMH Properties, Inc., 8.00%, Series B(c)		20,000	523,620

SINGLE FAMILY	0.7%
American Homes 4 Rent, 6.50%, Series D(c)		36,825	920,625
American Homes 4 Rent, 6.35%, Series E(c)		36,927	903,604
American Homes 4 Rent, 6.25%, Series H(c)		22,767	573,956

			2,398,185

TOTAL RESIDENTIAL			4,423,308

SELF STORAGE	0.2%
National Storage Affiliates Trust, 6.00%, Series A(c)		25,000	620,750

SHOPPING CENTERS	3.6%
COMMUNITY CENTER	2.0%
Cedar Realty Trust, Inc., 7.25%, Series B(c)		7,262	179,299
Cedar Realty Trust, Inc., 6.50%, Series C(c)		15,000	332,250

		Shares		Value
DDR Corp., 6.375%, Series A(c)		34,952		$853,528
DDR Corp., 6.50%, Series J(c)		80,000		1,952,800
DDR Corp., 6.25%, Series K(c)		102,362		2,395,271
Kimco Realty Corp., 5.125%, Series L(c)		15,000		333,750
Saul Centers, Inc., 6.125%, Series D(c)		17,400		402,810
Washington Prime Group, Inc., 7.50%, Series H(c)		16,917		386,722

				6,836,430

REGIONAL MALL	1.6%
Brookfield Property REIT, Inc., 6.375%, Series A(c)		65,740		1,594,195
Pennsylvania REIT, 7.20%, Series C(c)		30,050		682,435
Pennsylvania REIT, 6.875%, Series D(c)		20,000		432,400
Taubman Centers, Inc., 6.50%, Series J(c)		33,470		840,432
Taubman Centers, Inc., 6.25%, Series K(c)		71,351		1,793,051

				5,342,513

TOTAL SHOPPING CENTERS				12,178,943

SPECIALTY	0.7%
Digital Realty Trust, Inc., 6.625%, Series C(c)		20,000		524,800
Digital Realty Trust, Inc., 6.35%, Series I(c)		50,000		1,278,750
QTS Realty Trust, Inc., 7.125%, Series A(c)		23,400		596,232

				2,399,782

TOTAL REAL ESTATE				43,148,698

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$45,339,834)				45,668,198

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	3.2%
BANKS	0.8%
Bank of America Corp., 6.30% to 3/10/26, Series DD(b),(c)		$840,000		907,200
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(c)		1,000,000		1,081,250
Farm Credit Bank of Texas, 10.00%, Series I(c)		500	†	572,500

				2,560,950

BANKS—FOREIGN	0.8%
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(b),(c),(d),(e)		400,000		421,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(b),(c),(d),(e)		700,000		738,409

		Principal Amount		Value
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c),(e)		$900,000		$966,375
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(b),(c),(e),(f)		600,000		619,059

				2,744,843

COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)		1,300	†	1,404,468

INSURANCE—PROPERTY CASUALTY—FOREIGN	0.2%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		606,000		636,300

REAL ESTATE	1.0%
DIVERSIFIED	0.2%
EPR Properties, 4.95%, due 4/15/28		500,000		491,957
National Retail Properties, Inc., 4.80% to 4/15/48, due 10/15/48		225,000		226,226

				718,183

FINANCE	0.3%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(b),(c),(f)		750,000		710,250
CyrusOne LP/CyrusOne Finance Corp., 5.375%, due 3/15/27		352,000		360,800

				1,071,050

OFFICE	0.1%
Alexandria Real Estate Equities, Inc., 4.70%, due 7/1/30		250,000		252,928

SPECIALTY	0.4%
Equinix, Inc., 5.375%, due 5/15/27		500,000		502,080
QTS Realty Trust, Inc., 6.50%, Series B(c)		7,800	†	823,758

				1,325,838

TOTAL REAL ESTATE				3,367,999

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,269,353)				10,714,560

		Shares	Value
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(g)		2,615,561	$2,615,561

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,615,561)			2,615,561

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$260,108,188)	99.6%		335,625,943
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		1,305,109

NET ASSETS (Equivalent to $12.89 per share based on 26,142,041 shares of common stock outstanding)	100.0%		$336,931,052

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Variable rate. Rate shown is in effect at September 30, 2018.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,159,409 or 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,744,843 or 0.8% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,965,609 or 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$276,627,624	$276,627,624	$—	$—
Preferred Securities—$25 Par Value:
Real Estate—Community Center	6,836,430	6,433,620	402,810	—
Real Estate—Hotel	7,680,559	5,461,892	2,218,667	—
Real Estate—Industrials	4,434,985	3,705,585	729,400
Other Industries	26,716,224	26,716,224	—	—
Preferred Securities—Capital Securities:
Specialty	1,325,838	823,758	502,080	—
Other Industries	9,388,722	—	9,388,722	—
Short-Term Investments	2,615,561	—	2,615,561	—

Total Investments in Securities(a)	$335,625,943	$319,768,703	$15,857,240	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2018, the Fund did not have any option contracts outstanding.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2018:

Written Option Contracts(a)
Average Notional Amount	$17,703,944
Ending Notional Amount	—

(a)

Average notional amount is for the period February 12, 2018 through May 7, 2018, which represents the period the Fund had written option contracts outstanding. Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 21, 2018